UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 October 29, 2001

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	63

Form13F Information Table Value Total:	200309

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105     5505   166329 SH       SOLE                                     166329
AT&T Corp.                     COM              001957109      430    22293 SH       SOLE                                      22293
Allstate Corp.                 COM              020002101     5149   137848 SH       SOLE                                     137848
American Express Co.           COM              025816109     4084   140520 SH       SOLE                                     140520
American Home Products         COM              026609107     5161    88600 SH       SOLE                                      88600
American Intl. Group           COM              026874107     4134    52997 SH       SOLE                                      52997
Amgen Corp.                    COM              031162100     4938    84020 SH       SOLE                                      84020
Amsouth Bancorporation         COM              032165102     1741    96372 SH       SOLE                                      96372
BP Amoco PLC Spons ADR         COM              055622104     4062    82622 SH       SOLE                                      82622
Bank of America Corp.          COM              060505104     5318    91067 SH       SOLE                                      91067
Bell South Corp.               COM              079860102     1780    42847 SH       SOLE                                      42847
Boston Scientific Corp.        COM              101137107     1274    62150 SH       SOLE                                      62150
Bristol Myers Squibb Co.       COM              110122108      932    16770 SH       SOLE                                      16770
CVS Corp.                      COM              126650100     3988   120127 SH       SOLE                                     120127
Coca Cola Co.                  COM              191216100      985    21019 SH       SOLE                                      21019
Conoco Class B                 COM              208251405     4036   159284 SH       SOLE                                     159284
Costco Wholesale Corp.         COM              22160k105     4793   134800 SH       SOLE                                     134800
Disney (Walt) Co.              COM              254687106     1535    82445 SH       SOLE                                      82445
Dow Jones & Co.                COM              260561105      259     5700 SH       SOLE                                       5700
DuPont                         COM              263534109      224     5982 SH       SOLE                                       5982
Emerson Electric Co.           COM              291011104     1731    36785 SH       SOLE                                      36785
Exxon Mobil Corp.              COM              30231G102     7992   202846 SH       SOLE                                     202846
Gannett Co. Inc.               COM              364730101     8089   134577 SH       SOLE                                     134577
General Electric Co.           COM              369604103    10269   276045 SH       SOLE                                     276045
General Motors Corp Cl H       COM              370442832     1833   137475 SH       SOLE                                     137475
Goldman Sachs Group            COM              38141g104      796    11150 SH       SOLE                                      11150
H. J. Heinz Co.                COM              423074103     4183    99250 SH       SOLE                                      99250
Hewlett - Packard              COM              428236103     1795   111820 SH       SOLE                                     111820
Home Depot Inc.                COM              437076102     4561   118881 SH       SOLE                                     118881
Int'l Business Machines Corp.  COM              459200101     6416    69957 SH       SOLE                                      69957
Intel Corp.                    COM              458140100     2161   105746 SH       SOLE                                     105746
Jefferson - Pilot              COM              475070108     1613    36262 SH       SOLE                                      36262
Johnson & Johnson              COM              478160104    11238   202850 SH       SOLE                                     202850
Kraft Foods                    COM              50075n104     1853    53925 SH       SOLE                                      53925
Liberty Media Corp. Series A   COM              530718105      618    48700 SH       SOLE                                      48700
Lowe's Cos.                    COM              548661107      228     7200 SH       SOLE                                       7200
Media General Inc Cl A         COM              584404107      434    10000 SH       SOLE                                      10000
Merck & Co. Inc.               COM              589331107    10084   151411 SH       SOLE                                     151411
Minnesota Mining & Mfg. Co.    COM              604059105     5984    60815 SH       SOLE                                      60815
Morgan Stanley Dean Witter & C COM              617446448     6336   136706 SH       SOLE                                     136706
Murphy Oil Corp.               COM              626717102     2724    37650 SH       SOLE                                      37650
Pepsico Inc.                   COM              713448108     1416    29205 SH       SOLE                                      29205
Pfizer, Inc.                   COM              717081103     5442   135708 SH       SOLE                                     135708
Pharmacia Corp.                COM              71713u102      638    15740 SH       SOLE                                      15740
Philip Morris Cos. Inc.        COM              718154107      435     9000 SH       SOLE                                       9000
Phillips Petroleum             COM              718507106     3265    60530 SH       SOLE                                      60530
Procter & Gamble               COM              742718109     2672    36713 SH       SOLE                                      36713
Qualcomm Inc.                  COM              747525103      556    11700 SH       SOLE                                      11700
Rite Aid                       COM              767754104       95    12275 SH       SOLE                                      12275
Schering-Plough                COM              806605101     4462   120275 SH       SOLE                                     120275
Schlumberger Ltd.              COM              806857108      993    21720 SH       SOLE                                      21720
Sears, Roebuck & Co.           COM              812387108     5462   157665 SH       SOLE                                     157665
Standard & Poor's Dep. Rcpts.  COM              78462f103      645     6175 SH       SOLE                                       6175
SunTrust Banks Inc.            COM              867914103      220     3300 SH       SOLE                                       3300
Texaco Inc.                    COM              881694103     5752    88498 SH       SOLE                                      88498
U. S. Bancorp                  COM              902973304     2318   104500 SH       SOLE                                     104500
United Parcel Service Cl B     COM              911312106     3835    73770 SH       SOLE                                      73770
United Technologies Corp.      COM              913017109     3762    80910 SH       SOLE                                      80910
Verizon Communications         COM              92343v104      731    13505 SH       SOLE                                      13505
Wachovia Corporation           COM              929903102     3967   127974 SH       SOLE                                     127974
Wal-Mart Stores                COM              931142103      396     8000 SH       SOLE                                       8000
Wells Fargo & Co.              COM              949746101      502    11300 SH       SOLE                                      11300
WorldCom Inc.-WorldCom Group   COM              98157d106     1475    98055 SH       SOLE                                      98055